MANAGING CAPITAL (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MANAGING CAPITAL
Convertible Note	$ 14,617,336	$ 20,007,559
Equity	(9,666,884)	(36,475,101)	$ (15,462,536)	$ 57,995,423
Capital	$ 4,950,452	$ (16,467,542)	$ (15,462,536)